UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2016

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.3%

Auto Components - 1.9%
Tenneco, Inc. *	96,986	6,058,715

Banks - 12.7%
Berkshire Hills Bancorp, Inc.	170,357	6,277,655
East West Bancorp, Inc.	131,242	6,671,031
Great Western Bancorp, Inc.	115,988	5,055,917
Heritage Commerce Corp.	396,952	5,728,017
IBERIABANK Corp.	73,618	6,165,508
National Bank Holdings Corp., Class A	125,482	4,001,621
SVB Financial Group *	40,596	6,968,709
		40,868,458

Biotechnology - 1.0%
Emergent BioSolutions, Inc. *	97,908	3,215,299

Chemicals - 1.8%
Minerals Technologies, Inc.	75,526	5,834,383

Commercial Services & Supplies - 2.8%
CECO Environmental Corp.	302,757	4,223,460
Deluxe Corp.	66,657	4,773,308
		8,996,768

Communications Equipment - 1.8%
Viavi Solutions, Inc. *	715,978	5,856,700

Construction & Engineering - 3.5%
Argan, Inc.	79,548	5,612,111
EMCOR Group, Inc.	81,735	5,783,569
		11,395,680

Consumer Finance - 1.6%
Navient Corp.	322,042	5,291,150

Diversified Consumer Services - 2.3%
Grand Canyon Education, Inc. *	124,592	7,282,402

See notes to Schedule of Investments

Diversified Telecommunication Services - 0.8%
Inteliquent, Inc.	119,010	2,727,709

Electric Utilities - 0.9%
Portland General Electric Co.	66,047	2,861,817

Electrical Equipment - 1.6%
EnerSys	67,216	5,249,570

Electronic Equipment & Instruments - 7.0%
Belden, Inc.	46,111	3,447,720
Fabrinet *	63,674	2,566,062
Novanta, Inc. *	193,770	4,069,170
Plexus Corp. *	89,321	4,826,907
Sanmina Corp. *	85,301	3,126,282
TTM Technologies, Inc. *	326,107	4,444,838
		22,480,979

Energy Equipment & Services - 3.3%
Newpark Resources, Inc. *	537,955	4,034,663
US Silica Holdings, Inc. (a)	116,205	6,586,499
		10,621,162

Equity Real Estate Investment Trusts (REITs) - 7.1%
DDR Corp.	269,235	4,111,219
DiamondRock Hospitality Co.	226,459	2,611,072
First Industrial Realty Trust, Inc.	137,076	3,844,982
Hudson Pacific Properties, Inc.	110,800	3,853,624
Lexington Realty Trust	564,328	6,094,742
Pebblebrook Hotel Trust	75,527	2,246,928
		22,762,567

Health Care Equipment & Supplies - 7.9%
Analogic Corp.	32,785	2,719,516
Anika Therapeutics, Inc. *	61,974	3,034,247
Cardiovascular Systems, Inc. *(a)	130,701	3,164,271
Glaukos Corp. *	96,673	3,315,884
Hill-Rom Holdings, Inc.	100,573	5,646,168
LivaNova plc *(a)	60,291	2,711,286
SurModics, Inc. *	193,232	4,908,093
		25,499,465

See notes to Schedule of Investments

Health Care Providers & Services - 0.7%
Centene Corp. *	41,046	2,319,509

Health Care Technology - 1.1%
Omnicell, Inc. *	109,030	3,696,117

Hotels, Restaurants & Leisure - 1.7%
Texas Roadhouse, Inc.	111,159	5,362,310

Household Durables - 1.4%
La-Z-Boy, Inc.	141,012	4,378,423

Household Products - 0.9%
Central Garden & Pet Co., Class A *	97,929	3,026,006

Insurance - 4.7%
American Financial Group, Inc.	36,619	3,226,866
FBL Financial Group, Inc., Class A	49,814	3,892,964
National General Holdings Corp.	143,834	3,594,412
Navigators Group, Inc. (The)	37,789	4,449,655
		15,163,897

Internet Software & Services - 1.6%
Xactly Corp. *	174,182	1,916,002
XO Group, Inc. *	161,865	3,148,274
		5,064,276

IT Services - 5.0%
Cass Information Systems, Inc.	53,592	3,942,763
Convergys Corp.	144,355	3,545,359
DST Systems, Inc.	32,994	3,535,307
ManTech International Corp., Class A	119,475	5,047,819
		16,071,248

Leisure Products - 0.9%
Brunswick Corp.	51,848	2,827,790

Life Sciences - Tools & Services - 1.8%
Bruker Corp.	135,933	2,879,061
INC Research Holdings, Inc., Class A *	57,090	3,002,934
		5,881,995

See notes to Schedule of Investments

Machinery - 6.9%
Barnes Group, Inc.	115,401	5,472,315
CLARCOR, Inc.	37,581	3,099,305
Hillenbrand, Inc.	111,583	4,279,208
ITT, Inc.	99,131	3,823,483
Manitowoc Co., Inc. (The) *	430,874	2,576,627
Standex International Corp.	33,777	2,967,309
		22,218,247

Marine - 1.3%
Matson, Inc.	118,087	4,179,099

Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	43,540	3,463,172

Professional Services - 3.5%
Insperity, Inc.	37,868	2,686,735
Korn/Ferry International	155,216	4,568,007
Navigant Consulting, Inc. *	152,657	3,996,560
		11,251,302

Semiconductors & Semiconductor Equipment - 2.8%
Cabot Microelectronics Corp.	57,303	3,619,831
Entegris, Inc. *	296,146	5,301,013
		8,920,844

Software - 1.0%
Sapiens International Corp. NV	228,351	3,274,553

Specialty Retail - 0.7%
Sally Beauty Holdings, Inc. *	86,452	2,284,062

Thrifts & Mortgage Finance - 1.4%
Flagstar Bancorp, Inc. *	172,217	4,639,526

Wireless Telecommunication Services - 0.8%
Shenandoah Telecommunications Co.	100,437	2,741,930

Total Common Stocks (Cost $261,474,854)		313,767,130

See notes to Schedule of Investments

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Social Investment Foundation Notes, 1.50%, 12/15/19 (b)(c)	1,401,905	1,297,113
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(d)	152,000	135,280
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(d)	195,000	183,300

Total High Social Impact Investments (Cost $1,748,905)		1,615,693

TIME DEPOSIT - 2.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	6,933,247	6,933,247

Total Time Deposit (Cost $6,933,247)		6,933,247

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	650,916	650,916

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $650,916)		650,916

TOTAL INVESTMENTS (Cost $270,807,922) - 100.1%		322,966,986
Other assets and liabilities, net - (0.1%)		(453,403)
NET ASSETS - 100.0%		322,513,583

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $636,218 as of December 31, 2016.
(b) Total market value of restricted securities amounts to $1,615,693, which represents 0.5% of the net assets of the Fund as of December 31, 2016.
(c) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,615,693, which represents 0.5% of the net assets of the Fund as of December 31, 2016.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.

Abbreviations:
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.50%, 12/15/19	12/15/16	1,401,905
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	152,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	195,000

See notes to Schedule of Investments

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.8%

Austria - 1.4%
Andritz AG	13,514	677,237
Zumtobel Group AG	24,576	438,914
		1,116,151

Belgium - 0.9%
Umicore SA	12,499	711,086

Brazil - 1.4%
CPFL Energia SA	78,288	605,649
Sao Martinho SA	86,152	516,220
		1,121,869

Canada - 3.2%
Boralex, Inc., Class A	33,378	476,065
Hydrogenics Corp. *(a)	140,033	616,145
Innergex Renewable Energy, Inc.	44,411	464,072
Northland Power, Inc.	30,225	524,517
TransAlta Renewables, Inc.	44,025	470,203
		2,551,002

China - 6.9%
Boer Power Holdings Ltd. (a)	955,000	378,865
China Longyuan Power Group Corp. Ltd., Class H	662,000	514,407
CRRC Corp. Ltd., Class H	639,000	570,709
CSG Holding Co. Ltd., Class B	686,300	539,164
Huaneng Renewables Corp. Ltd., Class H	1,519,955	491,382
JA Solar Holdings Co. Ltd. (ADR) *(a)	86,569	412,068
JinkoSolar Holding Co. Ltd. (ADR) *	33,492	510,083
Kandi Technologies Group, Inc. *(a)	72,438	354,946
Trina Solar Ltd. (ADR) *	58,783	546,682
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	282,600	474,711
Xinyi Solar Holdings Ltd. *	1,880,000	608,468
		5,401,485

Denmark - 2.5%
Novozymes A/S, Class B	20,263	697,289
Rockwool International A/S, Class B	3,141	553,536

See notes to Schedule of Investments

Vestas Wind Systems A/S	11,045	715,324
		1,966,149

Finland - 0.8%
Metsa Board Oyj (a)	84,915	605,450

France - 3.6%
Albioma SA	38,439	669,255
Cie de Saint-Gobain	16,059	747,022
Renault SA	6,809	604,754
Schneider Electric SE	11,164	775,546
		2,796,577

Germany - 5.9%
Bayerische Motoren Werke AG	6,298	586,571
Capital Stage AG	63,890	426,093
Deutsche Post AG	18,533	607,790
Infineon Technologies AG	48,092	831,870
Nordex SE *(a)	23,394	501,080
OSRAM Licht AG	11,834	619,692
SMA Solar Technology AG (a)	18,028	475,373
VERBIO Vereinigte BioEnergie AG	83,287	634,772
		4,683,241

Hong Kong - 4.4%
China Everbright International Ltd.	496,000	559,454
China Singyes Solar Technologies Holdings Ltd.	868,000	412,223
Concord New Energy Group Ltd.	9,270,000	488,106
FDG Electric Vehicles Ltd. *	12,025,000	532,805
GCL-Poly Energy Holdings Ltd. *	4,862,000	580,787
United Photovoltaics Group Ltd. *	4,866,000	456,316
Wasion Group Holdings Ltd.	814,000	435,412
		3,465,103

Ireland - 1.6%
CRH plc	18,048	622,521
Kingspan Group plc	22,505	611,200
		1,233,721

Japan - 4.4%
Ferrotec Corp.	44,400	575,143

See notes to Schedule of Investments

Hitachi Metals Ltd.	42,300	569,502
Kobe Steel Ltd. *	54,600	519,147
Nippon Express Co. Ltd.	114,000	612,097
Nissan Motor Co. Ltd.	63,200	633,968
Panasonic Corp.	54,900	556,804
		3,466,661

Netherlands - 2.5%
Akzo Nobel NV	9,483	592,562
Koninklijke DSM NV	9,921	594,538
Koninklijke Philips NV	24,988	763,931
		1,951,031

New Zealand - 1.3%
Mercury NZ Ltd. (a)	236,835	486,544
Meridian Energy Ltd.	288,805	520,986
		1,007,530

Norway - 1.8%
Norsk Hydro ASA	116,851	557,698
REC Silicon ASA *(a)	3,304,041	435,376
Scatec Solar ASA (b)	94,116	419,609
		1,412,683

Philippines - 0.6%
Energy Development Corp.	4,298,700	444,859

Portugal - 0.5%
Altri SGPS SA	94,064	382,510

South Korea - 3.2%
ALUKO Co. Ltd.	98,698	436,256
Finetex EnE, Inc. *	75,198	405,355
Hansol Technics Co. Ltd. *	34,063	434,318
Samsung SDI Co. Ltd.	8,754	788,065
Seoul Semiconductor Co. Ltd.	35,041	450,476
		2,514,470

Spain - 5.1%
Acciona SA (a)	7,950	583,950
Atlantica Yield plc	25,934	501,823
EDP Renovaveis SA	76,298	484,578

See notes to Schedule of Investments

Ence Energia y Celulosa SA	162,640	428,538
Gamesa Corp. Tecnologica SA	28,748	581,218
Iberdrola SA	116,655	763,843
Red Electrica Corp. SA	33,938	639,397
		3,983,347

Switzerland - 1.5%
ABB Ltd. *	36,920	776,860
Meyer Burger Technology AG *(a)	591,641	386,988
		1,163,848

Taiwan - 5.5%
Delta Electronics, Inc.	152,000	747,251
Everlight Electronics Co. Ltd.	313,000	446,749
Gigasolar Materials Corp.	42,000	496,416
Gintech Energy Corp. *	795,000	474,270
Green Energy Technology, Inc. *	801,000	397,110
Lextar Electronics Corp.	872,000	356,102
Motech Industries, Inc. *	561,000	488,976
Neo Solar Power Corp. *	1,061,000	495,567
Solartech Energy Corp. *	905,000	422,233
		4,324,674

Thailand - 0.3%
Inter Far East Energy Corp. (c)	2,662,000	277,922

United Kingdom - 5.8%
Delphi Automotive plc	8,337	561,497
Dialight plc *	43,186	420,457
easyJet plc	48,700	602,391
Ricardo plc	52,920	627,729
SIG plc	405,296	515,470
Unilever plc	15,671	633,733
United Utilities Group plc	55,094	610,678
Utilitywise plc	252,989	622,008
		4,593,963

United States - 30.7%
3M Co.	3,382	603,924
8Point3 Energy Partners LP	31,005	402,445
AAON, Inc.	15,778	521,463

See notes to Schedule of Investments

Alphabet, Inc., Class A *	748	592,752
BorgWarner, Inc.	15,718	619,918
Bunge Ltd.	8,104	585,433
Covanta Holding Corp.	35,363	551,663
Cree, Inc. *	21,304	562,212
Eaton Corp. plc	10,871	729,335
EMCOR Group, Inc.	8,331	589,501
Emerson Electric Co.	15,817	881,798
EnerNOC, Inc. *(a)	99,974	599,844
EnerSys	8,391	655,337
First Solar, Inc. *(a)	16,003	513,536
FuelCell Energy, Inc. *(a)	296,710	519,242
General Electric Co.	18,866	596,165
Green Plains, Inc.	17,002	473,506
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,349	576,327
Ingersoll-Rand plc	9,130	685,115
Itron, Inc. *	10,140	637,299
Maxwell Technologies, Inc. *(a)	84,374	431,995
Microsoft Corp.	9,750	605,865
ON Semiconductor Corp. *	51,789	660,828
Ormat Technologies, Inc.	10,148	544,136
Owens Corning	11,391	587,320
Pacific Ethanol, Inc. *	40,925	388,787
Pattern Energy Group, Inc.	25,006	474,864
Plug Power, Inc. *(a)	311,073	373,288
Power Integrations, Inc.	7,935	538,390
Renewable Energy Group, Inc. *	38,330	371,801
Rockwell Automation, Inc.	5,150	692,160
Silver Spring Networks, Inc. *	40,702	541,744
SolarEdge Technologies, Inc. *(a)	36,935	457,994
Southwest Airlines Co.	11,993	597,731
SunPower Corp. *(a)	54,200	358,262
Sunrun, Inc. *(a)	70,304	373,314
Tenneco, Inc. *	8,940	558,482
Tesla Motors, Inc. *(a)	3,885	830,186
Universal Display Corp. *(a)	9,682	545,097
Vivint Solar, Inc. *(a)	133,472	340,354
Waste Management, Inc.	8,491	602,097
Whirlpool Corp.	3,983	723,990

See notes to Schedule of Investments

Woodward, Inc.	9,895	683,250
		24,178,750

Total Common Stocks (Cost $77,688,162)		75,354,082

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 1.3%
Brookfield Renewable Partners LP *	567,544	553,831
NextEra Energy Partners LP *	506,578	495,348

Total Venture Capital Limited Partnership Interest (Cost $1,074,122)		1,049,179

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.3%
Calvert Social Investment Foundation Notes, 1.50%, 12/15/19 (c)(d)	1,800,000	1,665,450
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(e)	53,000	47,170
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(e)	68,000	63,920

Total High Social Impact Investments (Cost $1,921,000)		1,776,540

TIME DEPOSIT - 1.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	814,926	814,926

Total Time Deposit (Cost $814,926)		814,926

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	6,576,825	6,576,825

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $6,576,825)		6,576,825

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $88,075,035) - 108.8%	85,571,552
Other assets and liabilities, net - (8.8%)	(6,904,768)
NET ASSETS - 100.0%	78,666,784

At December 31, 2016, the concentration of the Portfolio’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	34.0%
Information Technology	23.9%
Utilities	17.3%
Materials	8.6%
Consumer Discretionary	7.6%
Energy	2.4%
High Social Impact Investments	2.3%
Consumer Staples	2.2%
Short-Term Investments	1.0%
Financials	0.7%
Total	100.0%

* Does not reflect the value of securities held as cash collateral on securities loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $6,210,743 as of December 31, 2016.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $419,609, which represents 0.5% of the net assets of the Fund as of December 31, 2016.

(c) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $2,054,462, which represents 2.6% of the net assets of the Fund as of December 31, 2016.

(d) Total market value of restricted securities amounts to $1,776,540, which represents 2.3% of the net assets of the Fund as of December 31, 2016.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.

Abbreviations:
ADR:	American Depositary Receipts
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.50%, 12/15/19	12/15/16	1,800,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	53,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	68,000

See notes to Schedule of Investments

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.7%

Brazil - 2.3%
Cia de Saneamento de Minas Gerais	464,864	5,206,938
Cia de Saneamento do Parana, PFC Shares	1,361,194	4,486,828
		9,693,766

Canada - 1.5%
EnerCare, Inc.	301,983	4,012,495
Pure Technologies Ltd.	647,700	2,315,540
		6,328,035

Cayman Islands - 0.8%
Consolidated Water Co. Ltd.	314,379	3,411,012

Chile - 0.9%
Aguas Andinas SA, Class A	7,458,317	3,896,215

China - 2.9%
China Everbright Water Ltd.	9,540,288	3,283,943
China Lesso Group Holdings Ltd.	6,778,578	4,378,724
CT Environmental Group Ltd. (a)	13,556,202	2,718,483
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	3,777,244	1,972,063
		12,353,213

Denmark - 1.0%
Novozymes A/S, Class B	118,035	4,061,811

Finland - 2.7%
Kemira Oyj	339,271	4,324,824
Metsa Board Oyj (a)	535,705	3,819,615
Outotec Oyj *(a)	673,466	3,521,339
		11,665,778

France - 3.9%
Sanofi SA	47,092	3,808,104
Suez	424,597	6,256,218
Veolia Environnement SA	379,511	6,448,594
		16,512,916

See notes to Schedule of Investments

Hong Kong - 4.3%
Beijing Enterprises Water Group Ltd. *	8,275,452	5,477,136
China Water Affairs Group Ltd.	6,674,421	4,363,538
China Water Industry Group Ltd. *	18,548,645	3,175,276
Guangdong Investment Ltd.	4,137,427	5,448,480
		18,464,430

India - 0.9%
Jain Irrigation Systems Ltd.	2,605,584	3,382,232
VA Tech Wabag Ltd.	72,610	499,577
		3,881,809

Israel - 0.9%
Israel Chemicals Ltd.	894,207	3,650,673

Italy - 0.6%
ACEA SpA	198,279	2,406,190

Japan - 6.2%
Ebara Corp.	206,256	5,862,925
Hitachi Zosen Corp.	909,827	4,747,349
Kurita Water Industries Ltd.	217,942	4,794,870
METAWATER Co. Ltd. (a)	160,317	3,790,608
Nihon Trim Co. Ltd.	58,100	2,239,569
TOTO Ltd.	131,100	5,178,260
		26,613,581

Malaysia - 0.5%
YTL Power International Bhd	6,943,340	2,306,192

Netherlands - 1.6%
Arcadis NV	215,644	3,022,125
Boskalis Westminster NV	109,790	3,808,842
		6,830,967

Philippines - 2.4%
Manila Water Co., Inc.	7,615,206	4,440,244
Metro Pacific Investments Corp.	41,822,418	5,597,483
		10,037,727

Singapore - 1.3%
Hyflux Ltd. (a)	10,466,994	3,722,336

See notes to Schedule of Investments

SIIC Environment Holdings Ltd. *	4,515,455	1,824,080
		5,546,416

South Korea - 1.1%
Coway Co. Ltd.	64,442	4,710,381

Spain - 1.2%
Fomento de Construcciones y Contratas SA *	153,575	1,220,700
Iberdrola SA	592,096	3,876,976
		5,097,676

Sweden - 0.8%
Hennes & Mauritz AB, Class B	121,542	3,369,279

Switzerland - 3.4%
Geberit AG	18,032	7,219,232
Novartis AG	53,675	3,903,431
Sika AG	748	3,588,795
		14,711,458

Taiwan - 1.7%
China Steel Corp.	4,619,000	3,511,122
Taiwan Semiconductor Manufacturing Co. Ltd.	642,294	3,597,651
		7,108,773

Thailand - 0.4%
TTW PCL, Foreign Shares	5,796,999	1,729,845

United Kingdom - 8.4%
Coca-Cola European Partners plc	118,607	3,724,260
Croda International plc	90,820	3,571,910
Pennon Group plc	609,742	6,205,782
Pentair plc	89,324	5,008,397
Polypipe Group plc	241,047	962,198
Severn Trent plc	232,727	6,360,143
Unilever plc	93,051	3,762,969
United Utilities Group plc	560,660	6,214,518
		35,810,177

United States - 47.0%
A.O. Smith Corp.	127,971	6,059,427
Advanced Drainage Systems, Inc.	226,108	4,657,825

See notes to Schedule of Investments

Aegion Corp. *	189,485	4,490,794
American States Water Co.	113,088	5,152,289
American Water Works Co., Inc.	91,718	6,636,714
Badger Meter, Inc.	107,089	3,956,938
Calgon Carbon Corp.	216,805	3,685,685
California Water Service Group	151,211	5,126,053
Cantel Medical Corp.	55,996	4,409,685
CLARCOR, Inc.	45,411	3,745,045
Colgate-Palmolive Co.	57,119	3,737,867
Connecticut Water Service, Inc.	80,100	4,473,585
Danaher Corp.	48,273	3,757,570
Ecolab, Inc.	51,031	5,981,854
Flowserve Corp.	101,096	4,857,663
Ford Motor Co.	276,716	3,356,565
Franklin Electric Co., Inc.	102,219	3,976,319
General Electric Co.	119,021	3,761,064
General Mills, Inc.	60,063	3,710,091
Gorman-Rupp Co. (The)	170,324	5,271,528
Hanesbrands, Inc.	163,947	3,536,337
Hawkins, Inc.	29,810	1,608,249
HD Supply Holdings, Inc. *	159,223	6,768,570
IDEX Corp.	55,612	5,008,417
IDEXX Laboratories, Inc. *	30,784	3,610,040
Intel Corp.	105,119	3,812,666
Itron, Inc. *	70,489	4,430,234
Kellogg Co.	52,056	3,837,048
Layne Christensen Co. *	374,630	4,072,228
Lindsay Corp. (a)	55,776	4,161,447
Middlesex Water Co.	105,342	4,523,385
Mueller Industries, Inc.	140,336	5,607,827
Mueller Water Products, Inc., Class A	396,886	5,282,553
NIKE, Inc., Class B	72,798	3,700,322
Nucor Corp.	56,509	3,363,416
PepsiCo, Inc.	36,738	3,843,897
Rexnord Corp. *	216,293	4,237,180
Sempra Energy	37,686	3,792,719
SJW Group	83,964	4,700,305
Tetra Tech, Inc.	104,569	4,512,152
Toro Co. (The)	85,888	4,805,434
Trimble, Inc. *	126,058	3,800,649
Valmont Industries, Inc.	38,256	5,390,270

See notes to Schedule of Investments

Watts Water Technologies, Inc., Class A	63,880	4,164,976
Xylem, Inc.	103,986	5,149,387
York Water Co. (The)	52,944	2,022,461
		200,546,730

Total Common Stocks (Cost $397,962,623)		420,745,050

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.3%
Calvert Social Investment Foundation Notes, 1.50%, 12/15/19 (b)(c)	1,000,000	925,250
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(d)	284,000	252,760
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(d)	366,000	344,040

Total High Social Impact Investments (Cost $1,650,000)		1,522,050

TIME DEPOSIT - 0.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	3,675,120	3,675,120

Total Time Deposit (Cost $3,675,120)		3,675,120

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.42%	10,646,176	10,646,176

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $10,646,176)		10,646,176

TOTAL INVESTMENTS (Cost $413,933,919) - 102.4%		436,588,396
Other assets and liabilities, net - (2.4%)		(10,285,312)
NET ASSETS - 100.0%		426,303,084

See notes to Schedule of Investments

At December 31, 2016, the concentration of the Portfolio’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	36.1%
Utilities	30.6%
Materials	10.5%
Consumer Discretionary	5.3%
Consumer Staples	5.3%
Information Technology	5.1%
Health Care	4.6%
Financials	1.3%
Short-Term Investments	0.9%
High Social Impact Investments	0.3%
Total	100.0%

*Does not reflect the value of securities held as cash collateral on securities loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $9,850,182 as of December 31, 2016.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,522,050, which represents 0.3% of the net assets of the Fund as of December 31, 2016.

(c) Total market value of restricted securities amounts to $1,522,050, which represents 0.3% of the net assets of the Fund as of December 31, 2016.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.

Abbreviations:
Ltd.:	Limited
PCL:	Public Company Limited
PFC Shares:	Preference Shares
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	284,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	366,000

See notes to Schedule of Investments

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 9.5%

Automobile - 4.1%
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (a)	300,000	299,743
Toyota Auto Receivables Owner Trust:
Series 2015-B, Class A2B, 0.914%, 11/15/17 (b)	121,545	121,552
Series 2014-A, Class A3, 0.67%, 12/15/17	366,115	365,955
Series 2014-A, Class A4, 1.18%, 6/17/19	300,000	300,006
Series 2016-B, Class A3, 1.30%, 4/15/20	1,700,000	1,694,550
		2,781,806

Other - 5.4%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	244,567	243,282
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	261,751	245,605
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	552,293	520,364
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	190,746	175,536
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	1,608,775	1,578,854
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (a)	954,506	977,409
		3,741,050

Total Asset-Backed Securities (Cost $6,588,906)		6,522,856

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	450,000	447,733
Morgan Stanley Capital I Trust, Series 2014-CPT:
Class F, 3.446%, 7/13/29 (a)(b)	430,000	416,225
Class G, 3.446%, 7/13/29 (a)(b)	100,000	95,611

Total Commercial Mortgage-Backed Securities (Cost $960,731)		959,569

CORPORATE BONDS - 49.4%

Communications - 2.8%
Alphabet, Inc., 1.998%, 8/15/26	1,000,000	917,855

See notes to Schedule of Investments

AT&T, Inc.:
4.125%, 2/17/26	415,000	420,215
5.15%, 3/15/42	170,000	169,349
Verizon Communications, Inc.:
1.75%, 8/15/21	165,000	158,285
3.50%, 11/1/24	95,000	94,695
4.125%, 8/15/46	165,000	149,329
		1,909,728

Consumer, Cyclical - 8.5%
American Airlines Pass-Through Trust:
5.60%, 1/15/22 (a)	1,011,758	1,049,699
5.25%, 7/15/25	179,424	183,909
CVS Health Corp.:
3.875%, 7/20/25	222,000	229,015
5.125%, 7/20/45	200,000	222,889
Ford Motor Credit Co. LLC, 1.806%, 11/4/19 (b)	750,000	752,263
Home Depot, Inc. (The), 4.20%, 4/1/43	150,000	154,552
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (a)	1,200,000	1,193,573
Latam Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 8/15/29	80,922	79,708
Lowe's Cos., Inc., 3.70%, 4/15/46	75,000	70,008
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	700,000	715,492
Starbucks Corp., 2.45%, 6/15/26	150,000	143,152
Virgin Australia Trust:
7.125%, 10/23/18 (a)	116,419	118,748
6.00%, 4/23/22 (a)	339,277	344,292
Whirlpool Corp.:
3.70%, 5/1/25	400,000	403,592
4.50%, 6/1/46	200,000	195,013
		5,855,905

Consumer, Non-cyclical - 1.0%
Massachusetts Institute of Technology, 3.959%, 7/1/38	635,000	665,650

Financial - 18.4%
American Tower Corp.:
3.45%, 9/15/21	200,000	202,588
4.00%, 6/1/25	200,000	200,511
3.375%, 10/15/26	450,000	426,011
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (a)	1,500,000	1,489,005

See notes to Schedule of Investments

Bank of America Corp.:
1.95%, 5/12/18	1,175,000	1,176,650
2.151%, 11/9/20	1,375,000	1,357,126
6.10%, 3/17/25 floating rate thereafter (c)	400,000	402,200
Capital One Bank, 2.25%, 2/13/19	300,000	301,339
Citigroup, Inc.:
2.50%, 9/26/18	350,000	353,348
2.05%, 6/7/19	100,000	99,623
Digital Realty Trust LP, 3.95%, 7/1/22	1,000,000	1,027,586
ING Bank NV, 2.00%, 11/26/18 (a)	1,500,000	1,499,401
Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	200,000	200,305
1.875%, 11/30/20	1,500,000	1,494,115
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	715,000	688,342
Prologis LP, 3.35%, 2/1/21	250,000	257,261
Vornado Realty LP, 2.50%, 6/30/19	1,500,000	1,505,314
		12,680,725

Government - 11.4%
African Development Bank, 1.375%, 12/17/18	1,000,000	997,880
Asian Development Bank:
MTN, 1.00%, 8/16/19	1,000,000	984,349
2.125%, 3/19/25	750,000	723,936
European Bank for Reconstruction & Development, MTN, 0.875%, 7/22/19	2,000,000	1,962,012
European Investment Bank, 2.50%, 10/15/24	200,000	198,952
International Bank for Reconstruction & Development, 1.005%, 10/1/18	1,250,000	1,244,004
International Finance Corp., MTN, 2.125%, 4/7/26	1,000,000	958,998
Nordic Investment Bank, 2.25%, 9/30/21	750,000	752,311
		7,822,442

Industrial - 3.4%
Johnson Controls International plc, 4.625%, 7/2/44 (b)	200,000	198,542
Masco Corp., 4.45%, 4/1/25	100,000	101,500
Mexico City Airport Trust, 4.25%, 10/31/26 (a)	500,000	490,000
Owens Corning, 3.40%, 8/15/26	1,100,000	1,044,926
Xylem, Inc., 4.375%, 11/1/46	525,000	517,165
		2,352,133

Technology - 2.2%
Apple, Inc., 2.85%, 2/23/23	750,000	754,675
Intel Corp., 3.10%, 7/29/22	150,000	154,249

See notes to Schedule of Investments

Microsoft Corp.:
2.40%, 8/8/26	180,000	170,045
4.45%, 11/3/45	100,000	106,542
3.95%, 8/8/56	110,000	103,893
Oracle Corp.:
2.40%, 9/15/23	60,000	58,128
2.65%, 7/15/26	130,000	123,397
4.00%, 7/15/46	70,000	66,955
		1,537,884

Utilities - 1.7%
American Water Capital Corp.:
6.085%, 10/15/17	255,000	264,398
3.40%, 3/1/25	400,000	409,341
4.00%, 12/1/46	500,000	502,080
		1,175,819

Total Corporate Bonds (Cost $34,272,478)		34,000,286

FLOATING RATE LOANS (d) - 0.4%

Industrial - 0.4%
Casella Waste Systems, Inc., 1.00%, 10/3/23 (b)	250,000	252,187

Total Floating Rate Loans (Cost $248,750)		252,187

HIGH SOCIAL IMPACT INVESTMENTS - 0.2%
Calvert Social Investment Foundation Notes, 1.50%, 12/15/19 (e)(f)	150,000	138,788

Total High Social Impact Investments (Cost $150,000)		138,788

MUNICIPAL OBLIGATIONS - 11.9%

California - 2.9%
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40	250,000	287,977
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	430,000	519,853

See notes to Schedule of Investments

Southern California Public Power Authority Revenue Bonds, 5.943%, 7/1/40	1,000,000	1,219,970
		2,027,800

District of Columbia - 1.4%
District of Columbia Water & Sewer Authority, 4.814%, 10/1/14	950,000	948,775

Massachusetts - 2.5%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	1,725,000	1,563,367
Massachusetts Clean Water Trust, Revenue Bonds, 5.192%, 8/1/40	150,000	171,149
		1,734,516

New York - 5.1%
New York City Water & Sewer System, Revenue Bonds:
5.44%, 6/15/43	770,000	943,866
5.882%, 6/15/44	605,000	781,527
New York State Environmental Facilities Corp. Revenue Bonds:
1.48%, 7/15/18	750,000	749,272
2.25%, 7/15/20	1,040,000	1,044,098
		3,518,763

Total Municipal Obligations (Cost $8,478,862)		8,229,854

SOVEREIGN GOVERNMENT BONDS - 12.8%
Export Development Canada, 1.25%, 12/10/18	1,000,000	1,001,108
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	975,022
Kommunalbanken AS, 1.375%, 10/26/20 (a)	1,000,000	976,397
Kommuninvest i Sverige AB, 1.50%, 4/23/19 (a)	1,000,000	993,233
Municipality Finance plc, 1.375%, 9/21/21 (a)	2,000,000	1,915,200
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	1,500,000	1,501,875
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (a)	1,000,000	961,824
Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	497,416

Total Sovereign Government Bonds (Cost $8,977,176)		8,822,075

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.4%
Overseas Private Investment Corp.:
3.22%, 9/15/29	800,000	798,167
3.16%, 6/1/33	193,550	189,096

See notes to Schedule of Investments

Total U.S. Government Agencies and Instrumentalities (Cost $993,550)		987,263

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.9%
Fannie Mae:
3.11%, 7/1/23	142,192	146,021
2.65%, 6/1/26	1,984,127	1,945,507
2.68%, 7/1/26	2,000,000	1,952,251

Total U.S. Government Agency Mortgage-Backed Securities (Cost $4,189,647)		4,043,779

TIME DEPOSIT - 6.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.293%, 1/3/17	4,633,299	4,633,299

Total Time Deposit (Cost $4,633,299)		4,633,299

TOTAL INVESTMENTS (Cost $69,493,399) - 99.6%		68,589,956
Other assets and liabilities, net - 0.4%		304,611
NET ASSETS - 100.0%		68,894,567

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
10 Year U.S. Treasury Notes	(23)	3/17	($2,858,469)	$186
Ultra Long U.S. Treasury Bonds	(22)	3/17	(3,525,500)	33,333
Total Short				$33,519

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $18,249,101, which represents 26.5% of the net assets of the Fund as of December 31, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2016.
(c)Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Total market value of restricted securities amounts to $138,788, which represents 0.2% of the net assets of the Fund as of December 31, 2016.
(f) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $138,788, which represents 0.2% of the net assets of the Fund as of December 31, 2016.

Abbreviations:
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
MTN:	Medium Term Note
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.50%, 12/15/19	12/15/16	150,000

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Impact Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on August 10, 2000, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for the four funds listed below (each, a “Fund” and collectively, the “Funds”):

•	Calvert Small Cap Fund (“Small Cap”);

•	Calvert Global Energy Solutions Fund (“Global Energy Solutions”);

•	Calvert Global Water Fund (“Global Water”); and

•	Calvert Green Bond Fund (“Green Bond”).

All Funds of the Corporation are diversified. The operations of each series of the Corporation, including the Funds, are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to the Funds' investment advisor (“Advisor”) and has provided these Procedures to govern the Advisor in its valuation duties.
The Advisor has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.

For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital limited partnership ("LP") securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, fair value may be estimated based on the Fund's percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at December 31, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of each of the Portfolio's holdings as of December 31, 2016, based on the inputs used to value them:

Small Cap	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$313,767,130	$—	$—	$313,767,130
High Social Impact Investments	—	1,297,113	318,580	1,615,693
Time Deposit	—	6,933,247	—	6,933,247
Short Term Investment of Cash Collateral For Securities Loaned	650,916	—	—	650,916
TOTAL	$314,418,046	$8,230,360	$318,580^	$322,966,986

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period ended December 31, 2016.

Global Energy Solutions	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Canada	$2,551,002	$—	$—	$2,551,002
China	1,823,779	3,577,706	—	5,401,485
France	669,255	2,127,322	—	2,796,577
Ireland	611,200	622,521	—	1,233,721
Norway	419,609	993,074	—	1,412,683
Spain	501,823	3,481,524	—	3,983,347
United Kingdom	2,747,161	1,846,802	—	4,593,963
United States	24,178,750	—	—	24,178,750
Other Countries**	—	29,202,554	—	29,202,554
Total Common Stocks	33,502,579	41,851,503***	—	75,354,082
Venture Capital Limited Partnership Interest	1,049,179	—	—	1,049,179
High Social Impact Investments	—	1,665,450	111,090	1,776,540
Time Deposit	—	814,926	—	814,926
Short Term Investment of Cash Collateral For Securities Loaned	6,576,825	—	—	6,576,825
TOTAL	$41,128,583	$44,331,879	$111,090^	$85,571,552

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period ended December 31, 2016.

Global Water	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Canada	$6,328,035	$—	$—	$6,328,035
Cayman Islands	3,411,012	—	—	3,411,012
Chile	3,896,215	—	—	3,896,215
Malaysia	2,306,192	—	—	2,306,192
Singapore	5,546,416	—	—	5,546,416
Spain	1,220,700	3,876,976	—	5,097,676
Thailand	1,729,845	—	—	1,729,845
United Kingdom	9,694,855	26,115,322	—	35,810,177
United States	200,546,730	—	—	200,546,730
Other Countries**	—	156,072,752	—	156,072,752
Total Common Stocks	234,680,000	186,065,050***	—	420,745,050
High Social Impact Investments		925,250	596,800	1,522,050
Time Deposit	—	3,675,120	—	3,675,120
Short Term Investment of Cash Collateral For Securities Loaned	10,646,176	—	—	10,646,176
TOTAL	$245,326,176	$190,665,420	$596,800^	$436,588,396

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.1% of net assets.

On December 31, 2016, $5,206,938 transferred out of Level 1 into Level 2 and $3,722,337 transferred out of Level 2 into Level 1. The amount of these transfers were determined based on the fair value of the securities at the end of the period.

Green Bond	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$6,522,856	$—	$6,522,856
Commercial Mortgage-Backed Securities	—	959,569	—	959,569
Corporate Bonds	—	34,000,286	—	34,000,286
Floating Rate Loans	—	252,187	—	252,187
High Social Impact Investments	—	138,788	—	138,788
Municipal Obligations	—	8,229,854	—	8,229,854
Sovereign Government Bonds	—	8,822,075	—	8,822,075
U.S. Government Agencies and Instrumentalities	—	987,263	—	987,263
U.S. Government Agency Mortgage-Backed Securities	—	4,043,779	—	4,043,779
Time Deposit	—	4,633,299	—	4,633,299
TOTAL	$—	$68,589,956	$—	$68,589,956
Futures Contracts**	$33,519	$—	$—	$33,519

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period ended December 31, 2016.
Futures Contracts: Green Bond may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. Green Bond is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures to hedge against interest rate changes and to manage overall duration of the Fund. The Fund's futures contracts at period end are presented in the Schedule of Investments.

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

	Average Number of Contracts *
	Long	Short
Calvert Green Bond Fund	5	(48)
* Averages are based on activity levels during the period ended December 31, 2016.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

The Funds may invest in Community Investment Notes issued by the Calvert Social Investment Foundation, which is a 501(c)(3) non-profit organization. The Funds have received an exemptive order from the Securities and Exchange Commission permitting the Funds to make investments in these notes under certain conditions.

Security Transactions: Security transactions are accounted for on trade date.
NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2016.

	SMALL CAP	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER	GREEN BOND
Unrealized appreciation	$55,863,752	$3,558,484	$36,351,682	$342,931
Unrealized (depreciation)	(3,891,091)	(6,663,382)	(17,566,049)	(1,246,374)
Net unrealized appreciation (depreciation)	$51,972,661	($3,104,898)	$18,785,633	$903,443)

Federal income tax cost of investments	$270,994,325	$88,676,450	$417,802,763	$69,493,399

NOTE C — SECURITIES LENDING

To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

The total value of securities on loan as of December 31, 2016 was as follows:

Small Cap	$636,218
Global Energy Solutions	$6,210,743
Global Water	$9,850,182

NOTE D - CHANGE IN INVESTMENT ADVISOR
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment advisor to the Funds following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Funds and CRM.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 22, 2017